CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2021
Critical Accounting Judgments Estimates And Assumptions
CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

3. CRITICAL ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that can affect reported amounts of assets, liabilities revenues and expenses and the accompanying disclosures. Estimates and assumptions are continuously evaluated and are based on management’s historical experience and on other assumptions believed to be reasonable under the circumstances. However, different judgments, estimates and assumptions could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are:

(a) Recoverability of Exploration and Evaluation Assets

The ultimate recoverability of the exploration and evaluation assets with a carrying value of $39,099,000 at December 31, 2021, is dependent upon the Company’s ability to obtain the necessary financing and permits to complete the development and commence profitable production at its projects, or alternatively, upon the Company’s ability to dispose of its interests therein on an advantageous basis. A review of the indicators of potential impairment is carried out at least at each period end.

Management undertakes a periodic review of these assets to determine whether any indication of impairment exists. Where an indicator of impairment exists, a formal estimate of the recoverable amount of the assets is made. An impairment loss is recognized when the carrying value of the assets is higher than the recoverable amount and when mineral license tenements are relinquished or have lapsed. In undertaking this review, management of the Company is required to make significant estimates of, among other things, discount rates, commodity prices, availability of financing, future operating and capital costs and all aspects of project advancement. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverability of the carrying values of the assets. During the year ended December 31, 2021, the Company recorded write-off of its Quetico claims of $71,466 and Lingman Lake of $27,657. During the year ended December 31, 2020, the Company recorded a write- off of its Loveland Nickel property of $437,897.

(b) Restoration Provisions

Management’s best estimates regarding the restoration provisions are based on the current economic environment. Changes in estimates of contamination, restoration standards and restoration activities result in changes to provisions from period to period. Actual restoration provisions will ultimately depend on future market prices for future restoration obligations. Management has determined that the Company has restoration obligations at December 31, 2021 of $Nil (December 31, 2020 - $267,000) related to its Greenland exploration and evaluation asset.

(c) Valuation of Share-Based Compensation

The Company estimates the fair value of convertible securities such as warrants and options using the Black-Scholes Option Pricing Model which requires significant estimation around assumptions and inputs such as expected term to maturity, expected volatility and expected forfeiture rates. The accounting policies in Note 2(k) and Note 8 of the consolidated financial statements contain further details of significant assumptions applied to these areas of estimation.

(d) Going Concern

Financial statements are prepared on a going concern basis unless management either intends to liquidate the Company or to cease trading, or has no realistic alternative to do so. Assessment of the Company’s ability to continue as a going concern requires the consideration of all available information about the future, which is at least, but not limited to, twelve months from the end of the reporting period. This information includes estimates of future cash flows and other factors, the outcome of which is uncertain. When management is aware, in making its assessment, of material uncertainties related to events or conditions that may cast substantial doubt upon the Company’s ability to continue as a going concern those uncertainties are disclosed.

Notes to the Consolidated Financial Statements

For the year ended December 31, 2021

(Expressed in Canadian dollars)

(e) Equity investment

Management determines its ability to exercise significant influence over an investee by looking at its percentage interest and other qualitative factors including but not limited to its voting rights, representation on the board of directors, participation in policymaking processes, material transactions between the Company and the investee, interchange of managerial personnel, provision of essential technical information and operating involvement.

At December 31, 2021, the Company’s percentage holding in its private investee was 10%, with significant influence over the private investee and has used the equity method of accounting for this investment.